UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Amy J. Lee 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 to November 30, 2013

Item 1.    Schedule of Investments.
                Attached hereto.

YAO Guggenheim China All-Cap ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.7%
	Basic Materials - 2.7%
235,994	Aluminum Corp. of China Ltd.(a) (b)	$ 87,973
68,000	Angang Steel Co. Ltd.(a)	48,592
105,999	China BlueChemical Ltd.	71,918
156,000	China Forestry Holdings Co. Ltd.(a) (c) (d)	–
217,994	China Lumena New Materials Corp.	46,958
78,000	China Molybdenum Co. Ltd.	33,101
225,994	China Precious Metal Resources Holdings Co. Ltd.(a)	32,357
91,000	Citic Pacific Ltd.	131,230
66,000	Dongyue Group Ltd.	31,584
116,999	Huabao International Holdings Ltd.	61,724
102,000	Hunan Nonferrous Metal Corp. Ltd.(a)	31,708
81,999	Jiangxi Copper Co. Ltd.	159,077
40,800	Kingboard Chemical Holdings Ltd.	109,465
128,999	Lee & Man Paper Manufacturing Ltd.	94,678
108,000	Maanshan Iron & Steel(a)	30,090
91,999	MMG Ltd. (a)	21,598
100,999	Nine Dragons Paper Holdings Ltd.	93,148
215,998	Sinopec Shanghai Petrochemical Co. Ltd.	63,802
62,000	Yingde Gases Group Co. Ltd.	66,377
53,000	Zhaojin Mining Industry Co. Ltd. (b)	34,865
357,992	Zijin Mining Group Co. Ltd.	83,118
		1,333,363

	Communications - 24.1%
2,961	AsiaInfo-Linkage, Inc.(a)	34,555
16,174	Baidu, Inc., ADR(a)	2,694,103
299,993	China Communications Services Corp. Ltd.	196,573
215,499	China Mobile Ltd.	2,321,034
1,747,981	China Telecom Corp. Ltd.	944,715
565,995	China Unicom Hong Kong Ltd.	900,902
7,794	Ctrip.com International Ltd., ADR(a)	372,397
6,438	Giant Interactive Group, Inc., ADR	72,299
4,306	NetEase, Inc., ADR	309,214
4,025	Sina Corp.(a)	310,207
1,749	Sohu.com, Inc.(a)	117,865
62,200	Tencent Holdings Ltd.	3,597,542
7,665	Youku Tudou, Inc., ADR(a) (b)	216,000
37,440	ZTE Corp.(a)	83,547
		12,170,953

	Consumer, Cyclical - 7.7%
123,999	Air China Ltd.	96,286
34,000	Ajisen China Holdings Ltd.	34,515
48,000	Anta Sports Products Ltd.	67,610
277,993	Belle International Holdings Ltd.	342,083
175,999	Bosideng International Holdings Ltd.	37,004
173,996	Brilliance China Automotive Holdings Ltd.	304,333
31,000	Byd Co. Ltd. (a)	155,947
118,000	China Eastern Airlines Corp. Ltd.(a) (b)	47,184
72,000	China Resources Enterprise Ltd.	254,003
108,000	China Southern Airlines Co. Ltd.	47,504
143,999	China Travel International Investments	30,833
50,500	China ZhengTong Auto Services Holdings Ltd.(a)	34,328
50,000	Dah Chong Hong Holdings Ltd.	40,244
54,000	Digital China Holdings Ltd.	63,037
170,000	Dongfeng Motor Group Co. Ltd.	270,153
274,993	Geely Automobile Holdings Ltd.	141,883
32,000	Golden Eagle Retail Group Ltd.	42,845
636,991	GOME Electrical Appliances Holding Ltd.(b)	110,922
61,500	Great Wall Motor Co. Ltd.	375,617
133,999	Guangzhou Automobile Group Co. Ltd.	178,028
60,000	Haier Electronics Group Co. Ltd.	141,319
125,199	Hengdeli Holdings Ltd.	29,069
60,000	Intime Retail Group Co. Ltd.	68,570
40,000	Minth Group Ltd.	83,791
81,000	Parkson Retail Group Ltd.(b)	24,866
424,993	REXLot Holdings Ltd.(b)	45,500
38,000	Shanghai Pharmaceuticals Holding Co. Ltd.	89,012
25,999	Shenzhou International Group Holdings Ltd.	98,259
115,999	Skyworth Digital Holdings Ltd.	69,426
62,996	Springland International Holdings Ltd.	32,422
130,499	Sun Art Retail Group Ltd.(b)	193,914
29,400	Weichai Power Co. Ltd.	130,074
129,999	Xinyi Glass Holdings Ltd.	137,500
38,500	Zhongsheng Group Holdings Ltd.(b)	51,846
		3,869,927

	Consumer, Non-cyclical - 7.9%
131,999	China Agri-Industries Holdings Ltd.	67,424
44,000	China Foods Ltd.(a)	21,226
64,495	China Medical System Holdings Ltd.	59,814
78,999	China Mengniu Dairy Co. Ltd.	361,233
200,989	China Modern Dairy Holdings Ltd.(a) (b)	109,145
18,000	China Shineway Pharmaceutical Group Ltd.	25,958
83,000	China Yurun Food Group Ltd.(a) (b)	54,601
441,993	CP Pokphand Co. Ltd.	41,619
46,501	Hengan International Group Co. Ltd.	586,012
72,000	Jiangsu Expressway Co. Ltd.	95,472
5,294	Mindray Medical International Ltd., ADR(b)	210,754
7,773	New Oriental Education & Technology Group, Inc., ADR	230,780
112,001	Shandong Weigao Group Medical Polymer Co. Ltd.	152,847
74,000	Shenguan Holdings Group Ltd.(b)	32,263
497,493	Shenzhen International Holdings Ltd.	62,887
144,994	Sihuan Pharmaceutical Holdings Group Ltd.	113,711
171,995	Sino Biopharmaceutical	135,552
52,401	Sinopharm Group Co. Ltd.	155,797
113,999	Tingyi Cayman Islands Holding Corp.	338,204
18,000	Tsingtao Brewery Co. Ltd.	151,148
65,000	Uni-President China Holdings Ltd.	65,900
33,000	Vinda International Holdings Ltd.(b)	52,527
410,993	Want Want China Holdings Ltd.	608,592
31,000	Wumart Stores, Inc.	47,984
4,250	WuXi PharmaTech Cayman, Inc., ADR(a)	140,803
87,999	Zhejiang Expressway Co. Ltd.	81,953
		4,004,206

	Diversified - 0.5%
70,000	China Merchants Holdings International Co. Ltd.	260,040

	Energy - 14.0%
244,993	China Coal Energy Co. Ltd.	164,326
145,999	China Gas Holdings Ltd.	197,737
174,998	China Longyuan Power Group Corp.	225,050
91,999	China Oilfield Services Ltd.	277,683
1,525,183	China Petroleum & Chemical Corp.	1,310,225
203,996	China Shenhua Energy Co. Ltd.	692,034
960,990	CNOOC Ltd.	1,968,426
452,995	GCL-Poly Energy Holdings Ltd.(a) (b)	148,415
183,994	Kunlun Energy Co. Ltd.	340,332
1,261,986	PetroChina Co. Ltd.	1,492,704
196,000	Shougang Fushan Resources Group Ltd.	68,766
225,994	United Energy Group Ltd.(a)	32,649
117,999	Yanzhou Coal Mining Co. Ltd.	128,917
		7,047,264

	Financial - 33.1%
82,000	Agile Property Holdings Ltd.	91,174
1,520,982	Agricultural Bank of China Ltd.	780,831
4,357,965	Bank of China Ltd.	2,107,972
509,993	Bank of Communications Co. Ltd.	380,884
499,993	China Citic Bank Corp. Ltd.	292,154
2,789,978	China Construction Bank Corp.	2,260,009
52,000	China Everbright Ltd.	85,184
472,995	China Life Insurance Co. Ltd.	1,525,269
292,993	China Merchants Bank Co. Ltd.	624,334
339,992	China Minsheng Banking Corp. Ltd.	410,044
50,000	China Overseas Grand Oceans Group Ltd.	53,014
243,995	China Overseas Land & Investment Ltd.	758,486
123,000	China Pacific Insurance Group Co. Ltd.	520,390
119,999	China Resources Land Ltd.	330,465
58,600	China Taiping Insurance Holdings Co. Ltd.(a)	112,776
160,994	Chongqing Rural Commercial Bank	84,311
53,501	CITIC Securities Co. Ltd.	135,536
96,000	COSCO Pacific Ltd.	143,641
433,873	Country Garden Holdings Co. Ltd.	284,859
376,994	Evergrande Real Estate Group Ltd.(b)	158,527
96,000	Far East Horizon Ltd.	73,430
169,998	Franshion Properties China Ltd.	56,574
167,996	Glorious Property Holdings Ltd.(a)	34,671
27,000	Greentown China Holdings Ltd.	46,877
64,400	Guangzhou R&F Properties Co. Ltd.	103,503
88,400	Haitong Securities Co. Ltd.	153,022
42,000	Hopson Development Holdings Ltd.(a)	50,654
3,146,973	Industrial & Commercial Bank of China Ltd.	2,260,987
118,999	Kaisa Group Holdings Ltd.(a)	35,764
80,999	KWG Property Holding Ltd.	48,583
75,999	Longfor Properties Co. Ltd.	112,734
31,400	New China Life Insurance Co. Ltd.(a)	112,191
249,995	PICC Property & Casualty Co. Ltd.	414,689
121,000	Ping An Insurance Group Co. of China Ltd.	1,128,427
123,999	Poly Property Group Co. Ltd.	72,615
673,991	Renhe Commercial Holdings Co. Ltd.(a)	34,340
28,000	Shanghai Industrial Holdings Ltd.	94,626
131,999	Shenzhen Investment Ltd.	52,100
79,499	Shimao Property Holdings Ltd.	198,731
231,493	Shui On Land Ltd.	74,948
201,493	Sino-Ocean Land Holdings Ltd.	135,149
98,499	SOHO China Ltd.(b)	88,936
112,000	Sunac China Holdings Ltd.	74,256
35,000	Yanlord Land Group Ltd. (Singapore)	34,062
321,992	Yuexiu Property Co. Ltd.	84,312
		16,716,041

	Industrial - 5.8%
43,482	AAC Technologies Holdings, Inc.	196,303
78,000	Anhui Conch Cement Co. Ltd.	304,348
143,999	AviChina Industry & Technology Co. Ltd.	87,113
70,500	BBMG Corp.	62,473
90,000	Beijing Capital International Airport Co. Ltd.	70,118
263,993	China Communications Construction Co. Ltd.	222,359
152,999	China COSCO Holdings Co. Ltd.(a) (b)	78,743
137,999	China Everbright International Ltd.	153,794
54,000	China Lesso Group Holdings Ltd.	36,499
41,400	China Metal Recycling Holdings Ltd.(a) (b) (c)	–
173,998	China National Building Material Co. Ltd.	194,587
102,499	China Railway Construction Corp. Ltd.(b)	114,892
228,993	China Railway Group Ltd.	132,032
102,000	China Resources Cement Holdings Ltd.	73,020
189,494	China Rongsheng Heavy Industries Group Holdings Ltd.(a) (b) (d)	28,353
102,999	China Shanshui Cement Group Ltd.	40,920
222,994	China Shipping Container Lines Co. Ltd.(a) (b)	60,116
78,000	China Shipping Development Co. Ltd.(a)	53,324
99,999	China State Construction International Holdings Ltd.	175,680
83,599	China Zhongwang Holdings Ltd.(a)	27,282
108,999	CSR Corp. Ltd.	101,229
20,600	Dongfang Electric Corp. Ltd.	34,809
86,000	Guangshen Railway Co. Ltd.	42,375
38,000	Haitian International Holdings Ltd.	86,954
42,000	Harbin Electric Co. Ltd.	27,683
64,500	Kingboard Laminates Holdings Ltd.	27,954
111,999	Lonking Holdings Ltd.(a)	24,126
160,999	Metallurgical Corp. of China Ltd.(a)	32,189
121,999	NVC Lighting Holdings Ltd.(b)	30,371
54,000	Sany Heavy Equipment International Holdings Co. Ltd.	19,224
171,998	Shanghai Electric Group Co. Ltd.	62,120
170,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	157,985
26,999	Zhuzhou CSR Times Electric Co. Ltd.	103,954
84,799	Zoomlion Heavy Industry Science and Technology Co. Ltd.(b)	85,973
		2,948,902

	Technology - 1.2%
377,995	Lenovo Group Ltd.	448,076
1,381,983	Semiconductor Manufacturing International Corp.(a)	114,086
55,000	Travelsky Technology Ltd.	52,143
		614,305

	Utilities - 2.7%
28,500	Beijing Enterprises Holdings Ltd.	255,126
215,993	Beijing Enterprises Water Group Ltd.	121,472
219,993	China Oil & Gas Group Ltd.	41,146
130,999	China Power International Development Ltd.	47,313
48,000	China Resources Gas Group Ltd.	147,356
105,999	China Resources Power Holdings Co. Ltd.	256,498
199,996	Datang International Power Generation Co. Ltd.	87,710
147,998	Guangdong Investment Ltd.	136,875
189,994	Huaneng Power International, Inc.	181,597
177,992	Huaneng Renewables Corp. Ltd.	77,601
		1,352,694

	Total Common Stocks - 99.7%
	(Cost $48,420,016)	50,317,695

	Exchange Traded Fund - 0.3%
4,140	iShares FTSE China 25 Index Fund (United States) (b)	166,138
	(Cost $157,363)

	Total Long-Term Investments - 100.0%
	(Cost $48,577,379)	50,483,833

	Investments of Collateral for Securities Loaned - 4.4%
2,228,502	BNY Mellon Securities Lending Overnight Fund, 0.1079%(e) (f)	2,228,502
	(Cost $2,228,502)

	Total Investments - 104.4%
	(Cost $50,805,881)	52,712,335
	Liabilities in excess of Other Assets - (4.4%)	(2,226,150)
	Net Assets - 100.0%	$ 50,486,185

ADR - American Depositary Receipt

* Less than 0.1%

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at November 30, 2013.

(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $0.
(d)	Illiquid security.

(e)	At November 30, 2013, the total market value of the Fund's securities on loan was $2,076,967 and the total market value of the collateral held by the Fund was $2,228,502.

(f)	Interest rate shown reflects yield as of November 30, 2013.

	Securities are classified by sectors that represent broad groupings of related industries.

		% of Long-Term
	Country Breakdown	Investments
	China	99.3%
	Singapore	0.4%
	United States	0.3%

		% of Long-Term
	Currency Denomination	Investments
	Hong Kong Dollar	89.9%
	United States Dollar	9.7%
	Singapore Dollar	0.4%

	Subject to change daily.

	See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 50,904,556	$ 8,032,271	$ (6,224,492)	$ 1,807,779

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads,  estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a pricing committee (the “Pricing Committee”), which is comprised of employees of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) or its affiliates responsible for implementing the valuation procedures established by the Fund.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The valuation techniques and significant inputs used in determining the value of holdings categorized as Level 3 in the fair value hierarchy are as follows:
• Last available publicly traded price. For halted securities, the Pricing Committee considers the last trade price.
•
The last trade price has been adjusted after considering relevant news on the security, cash distributions paid by the security, length of time the security has not traded, indication of interest broker bids, lack of an active market in which the security can be traded, and general market movement.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$1,333	$-	$-	*	$1,333
Communications	12,171	-	-		12,171
Consumer, Cyclical	3,870	-	-		3,870
Consumer, Non-cyclical	4,004	-	-		4,004
Diversified	260	-	-		260
Energy	7,048	-	-		7,048
Financial	16,716	-	-		16,716
Industrial	2,949	-	-	*	2,949
Technology	614	-	-		614
Utilities	1,353	-	-		1,353
Exchange Traded Fund	166	-	-		166
Investments of Collateral for Securities Loaned	2,228	-	-		2,228
Total	$52,712	$-	$-		$52,712

The transfers in and out of the valuation levels for Guggenheim China All-Cap ETF as of the period ended November 30, 2013 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Value in $000s
Transfers from Level 2 to Level 1	$62

The transfer from Level 2 to Level 1 is the result of BBMG Corp. resuming trading on the principal exchange on which it trades.

The following table presents the activity of Guggenheim China All-Cap ETF’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended November 30, 2013.

Common Stock
Level 3 Holdings	Value in $000s
Beginning Balance at 8/31/13	$-	*
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 11/30/13	$-	*

* Market value is less than the minimum amount disclosed.

There was no change in the net unrealized appreciation (depreciation) related to the Level 3 investments held at November 30, 2013.

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim China All-Cap ETF holdings categorized as Level 3 at November 30, 2013:

Investments,	Value as of	Valuation	Unobservable
at Value	November 30, 2013	Technique	Inputs
Common Stock
Basic Materials	$0	Last Trade With	100% Discount
		Adjustment
Industrial	0	Last Trade With	100% Discount
		Adjustment

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

	Impact to Value	Impact to Value
Unobservable Input	if Input Increases	if Input Decreases
Discount Rate	Decrease	Increase

CQQQ Guggenheim China Technology ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.8%
	Basic Materials - 3.8%
813,816	Kingboard Chemical Holdings Ltd.	$2,183,430

	Communications - 54.0%
61,365	AsiaInfo-Linkage, Inc.(a)	716,129
42,093	Baidu, Inc., ADR(a)	7,011,431
910,029	China All Access Holdings Ltd.	341,584
1,476,038	China Wireless Technologies Ltd.	460,747
987,026	Comba Telecom Systems Holdings Ltd.(b)	339,930
316,003	DBA Telecommunication Asia Holdings Ltd.(a) (c) (d)	46,467
129,508	Giant Interactive Group, Inc., ADR	1,454,375
49,417	NetEase, Inc., ADR	3,548,635
146,558	Renren, Inc., ADR(a) (b)	436,743
45,897	SINA Corp.(a)	3,537,282
27,218	Sohu.com, Inc.(a)	1,834,221
687,016	TCL Communication Technology Holdings Ltd.(a)	679,692
116,703	Tencent Holdings Ltd.	6,749,902
88,051	Youku Tudou, Inc., ADR(a) (b)	2,481,277
757,019	ZTE Corp.	1,689,284
		31,327,699

	Consumer, Cyclical - 2.2%
1,092,033	Digital China Holdings Ltd.	1,274,777

	Consumer, Non-cyclical - 1.4%
2,796,054	Anxin-China Holdings Ltd.	840,333

	Energy - 4.5%
7,920,163	GCL-Poly Energy Holdings Ltd.(a) (b)	2,594,882

	Industrial - 8.5%
355,506	AAC Technologies Holdings, Inc.	1,604,962
2,286,054	China Aerospace International Holdings Ltd.	303,720
578,000	China High Precision Automation Group Ltd.(a) (c) (d)	51,070
2,169,048	Hi Sun Technology China Ltd.(a)	556,765
1,298,533	Kingboard Laminates Holdings Ltd.	562,785
1,068,005	Tech Pro Technology Development Ltd.(a)	522,110
1,666,037	Truly International Holdings Ltd.(b)	975,642
540,014	Wasion Group Holdings Ltd.	337,829
		4,914,883

	Technology - 25.4%
31,607	AutoNavi Holdings Ltd., ADR(a)	479,794
1,314,008	Chinasoft International Ltd.(a)	372,881
13,336,262	Hanergy Solar Group Ltd.(a) (b)	2,098,668
1,038,030	Ju Teng International Holdings Ltd.	696,247
1,726,040	Kingdee International Software Group Co. Ltd.	500,937
894,022	Kingsoft Corp. Ltd.	2,174,902
3,992,081	Lenovo Group Ltd.	4,732,217
310,512	NetDragon Websoft, Inc.(b)	606,393
21,627,375	Semiconductor Manufacturing International Corp.(a)	1,785,392
1,070,031	TPV Technology Ltd.	229,116
1,121,032	Travelsky Technology Ltd.	1,062,809
		14,739,356

	Total Common Stocks - 99.8%
	(Cost $50,368,830)	57,875,360

	Investments of Collateral for Securities Loaned - 12.2%
7,101,362	BNY Mellon Securities Lending Overnight Fund, 0.1079%(e) (f)	7,101,362
	(Cost $7,101,362)

	Total Investments - 112.0%
	(Cost $57,470,192)	64,976,722
	Liabilities in excess of Other Assets - (12.0%)	(6,960,914)
	Net Assets - 100.0%	$ 58,015,808

ADR - American Depositary Receipt

(a) Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2013.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $97,537 which represents 0.2% of net assets.

(d) Illiquid security.
(e)	At November 30, 2013, the total market value of the Fund's securities on loan was $6,463,556 and the total market value of the collateral held by the Fund was $7,101,362.
(f)	Interest rate shown reflects yield as of November 30, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Country Breakdown	% of Long-Term Investments
China	100.0%
Subject to change daily.

Currency Denomination	% of Long-Term Investments
Hong Kong Dollar	62.9%
United States Dollar	37.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 57,554,892	$ 9,484,652	$ (2,062,822)	$ 7,421,830

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Fund (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the curent period.
There were no transfers between levels during the period ended November 30, 2013.

The following table represents the Funds investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$2,183	$-	$-	$2,183
Communications	31,281	-	47	31,328
Consumer, Cyclical	1,275	-	-	1,275
Consumer, Non-cyclical	840	-	-	840
Energy	2,595	-	-	2,595
Industrial	4,864	-	51	4,915
Technology	14,740	-	-	14,740
Investments of Collateral for Securities Loaned	7,101	-	-	7,101
Total	$64,879	$-	$98	$64,977

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended November 30, 2013.

Level 3 Holdings	Securities
Beginning Balance at 8/31/13	$112
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(14)
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at November 30, 2013	$98

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim China Technology ETF holdings categorized as Level 3 at November 30, 2013:

Investments, at Value	Value as of November 30, 2013	Valuation Technique	Unobservable Inputs
Common Stock
Communications	$ 46,467	Late Trade With Adjustment	44% Discount
Industrial	51,070	Late Trade With Adjustment	44% Discount

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase

TAN Guggenheim Solar ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.7%
	Bermuda - 8.3%
9,564,245	China Singyes Solar Technologies Holdings Ltd.	$10,918,018
137,943,069	Hanergy Solar Group Ltd.(a) (b)	21,707,486
		32,625,504

	British Virgin Islands - 2.8%
2,414,721	ReneSola Ltd., ADR(a) (b)	10,914,539

	Canada - 8.8%
3,494,380	5n Plus, Inc.(b)	9,835,886
852,492	Canadian Solar, Inc.(a) (b)	24,841,617
		34,677,503

	Cayman Islands - 28.7%
40,074,893	Comtec Solar Systems Group Ltd.(b)	8,322,390
60,338,348	GCL-Poly Energy Holdings Ltd.(a) (b)	19,768,647
2,690,138	Hanwha SolarOne Co. Ltd., ADR(a) (b)	9,388,582
1,201,764	JA Solar Holdings Co. Ltd., ADR(a) (b)	11,356,670
535,881	JinkoSolar Holding Co. Ltd., ADR(a) (b)	15,749,543
23,626,593	Shunfeng Photovoltaic International Ltd.(b)	19,199,569
1,212,369	Trina Solar Ltd., ADR(a) (b)	16,973,166
11,795,000	Trony Solar Holdings Co. Ltd.(a) (b) (c) (d)	301,240
2,273,238	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	11,934,499
		112,994,306

	Germany - 9.5%
139,304	Manz AG(a) (b)	12,226,088
324,466	SMA Solar Technology AG(a)	13,010,324
12,102,662	Solarworld AG(a) (b)	12,358,785
		37,595,197

	Norway - 2.7%
26,174,334	Renewable Energy Corp. ASA(b)	10,459,548

	Switzerland - 3.6%
1,247,271	Meyer Burger Technology AG(a) (b)	14,285,680

	United States - 35.3%
599,784	Advanced Energy Industries, Inc.(b)	14,286,855
1,038,694	Enphase Energy, Inc.(a) (b)	7,530,531
465,328	First Solar, Inc.(b)	27,835,921
2,042,248	GT Advanced Technologies, Inc.(a) (b)	20,034,453
412,579	SolarCity Corp.(a) (b)	21,569,630
3,672,034	STR Holdings, Inc.(b)	6,756,543
1,794,196	SunEdison, Inc.(b)	22,804,231
601,619	SunPower Corp.(a) (b)	18,253,120
		139,071,284

	Total Common Stocks - 99.7%
	(Cost $327,903,757)	392,623,561

	Investments of Collateral for Securities Loaned - 38.2%
150,389,509	BNY Mellon Securities Lending Overnight Fund, 0.1079%(e) (f)	150,389,509
	(Cost $150,389,509)

	Total Investments - 137.9%
	(Cost $478,293,266)	543,013,070
	Liabilities in excess of Other Assets - (37.9%)	(149,263,267)
	Net Assets - 100.0%	$ 393,749,803

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company

(a) Security, or portion thereof, was on loan at November 30, 2013.

(b) Non-income producing security.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $301,240 which represents 0.1% of net assets.

(d) Illiquid security.

(e)
At November 30, 2013, the total market value of the Fund's securities on loan was $144,252,514 and the total market value of the collateral held by the Fund was $154,567,158, consisting of cash collateral of $150,389,509 and U.S. Government and Agency securities valued at $4,177,649.

(f) Interest rate shown reflects yield as of November 30, 2013.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Technology	38.7%
Industrial	32.3%
Energy	26.5%
Basic Materials	2.5%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2013.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 508,566,404	$ 74,399,763	$ (39,953,097)	$ 34,446,666

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads,  estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Fund is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a pricing committee (the “Pricing Committee”), which is comprised of employees of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) or its affiliates responsible for implementing the valuation procedures established by the Fund.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The valuation techniques and significant inputs used in determining the value of holdings categorized as Level 3 in the fair value hierarchy are as follows:
• Last available publicly traded price. For halted securities, the Pricing Committee considers the last trade price.
•
The last trade price has been adjusted after considering relevant news on the security, cash distributions paid by the security, length of time the security has not traded, indication of interest broker bids, lack of an active market in which the security can be traded, and general market movement.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$9,836	$-	$-	$9,836
Energy	103,863	-	-	103,863
Industrial	126,646	-	301	126,947
Technology	151,978	-	-	151,978
Investments of Collateral for Securities Loaned	150,389	-	-	150,389
Total	$542,712	$-	$301	$543,013

During the three months ended November 30, 2013, there were no transfers between levels.

The following table presents the activity of Guggenheim Solar ETF’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended November 30, 2013.

Common Stock
Level 3 Holdings	Value in $000s
Beginning Balance at 8/31/13	$402
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(101)
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 11/30/13	$301

The change in the net unrealized appreciation (depreciation) related to the Level 3 investments held at November 30, 2013 is $(100,323).

The following table summarizes valuation techniques and inputs used in determining the fair value of Guggenheim Solar ETF holdings categorized as Level 3 at November 30, 2013:

Investments,	Value as of	Valuation	Unobservable
at Value	November 30, 2013	Technique	Inputs
Common Stock
Industrial	$ 301,240	Last Trade With	69% Discount
Adjustment

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

	Impact to Value	Impact to Value
Unobservable Input	if Input Increases	if Input Decreases
Discount Rate	Decrease	Increase

CGW Guggenheim S&P Global Water Index ETF
Portfolio of Investments
November 30, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Austria - 2.6%
124,480	Andritz AG	$7,909,053

	Bermuda - 1.4%
7,772,000	Beijing Enterprises Water Group Ltd.	4,370,882

	Brazil - 2.6%
740,838	Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	7,889,925

	China - 3.6%
4,764,000	China Everbright International Ltd.	5,309,276
5,396,000	Guangdong Investment Ltd.	4,990,464
9,420,000	Interchina Holdings Co.(b)	656,137
		10,955,877

	Finland - 0.9%
167,443	Kemira OYJ	2,697,027

	France - 7.7%
627,834	Suez Environnement Co.	10,813,567
773,615	Veolia Environnement SA	12,555,522
		23,369,089

	Israel - 1.9%
694,653	Israel Chemicals Ltd.	5,919,576

	Italy - 1.4%
1,164,526	Hera SpA	2,600,319
132,765	Interpump Group SpA	1,517,532
		4,117,851

	Japan - 3.3%
1,001,000	Ebara Corp.	6,141,044
180,000	Kurita Water Industries Ltd.	3,856,201
		9,997,245

	Netherlands - 3.1%
157,751	Aalberts Industries NV	4,820,870
133,992	Arcadis NV	4,579,164
		9,400,034

	Singapore - 0.4%
1,271,000	Sound Global Ltd.(b)	719,855
983,000	United Envirotech Ltd.	650,837
		1,370,692

	South Korea - 2.4%
115,243	Coway Co. Ltd.	7,208,813

	Spain - 0.7%
106,734	Fomento de Construcciones y Contratas SA(b)	2,261,237

	Sweden - 4.1%
520,002	ALFA Laval AB	12,371,623

	Switzerland - 15.7%
63,247	Geberit AG	18,638,495
323,291	Pentair Ltd.	22,863,140
39,139	Sulzer AG	6,107,009
		47,608,644

	United Kingdom - 17.2%
641,569	Halma PLC	6,168,912
797,245	Pennon Group PLC	8,423,230
142,484	Rotork PLC	6,628,444
518,724	Severn Trent PLC	15,005,628
1,486,285	United Utilities Group PLC	16,031,901
		52,258,115

	United States - 30.9%
84,454	Aegion Corp.(b)	1,838,564
83,162	American States Water Co.	2,426,667
381,388	American Water Works Co., Inc.	16,151,782
380,705	Aqua America, Inc.	9,163,569
23,423	Badger Meter, Inc.	1,286,625
88,212	Calgon Carbon Corp.(b)	1,826,871
103,151	California Water Service Group	2,358,032
54,348	Compass Minerals International, Inc.	3,888,599
23,981	Connecticut Water Service, Inc.	833,340
210,956	Danaher Corp.	15,779,509
63,647	Franklin Electric Co., Inc.	2,832,292
24,712	Gorman-Rupp Co.	1,039,634
134,570	IDEX Corp.	9,598,878
63,147	Itron, Inc.(b)	2,674,275
43,336	Layne Christensen Co.(a) (b)	721,544
20,772	Lindsay Corp.(a)	1,586,773
260,535	Mueller Water Products, Inc., Class A	2,243,206
258,051	Nuverra Environmental Solutions, Inc.(b)	443,848
140,875	Tetra Tech, Inc.(b)	4,027,616
46,680	Watts Water Technologies, Inc., Class A	2,806,402
302,744	Xylem, Inc.	10,462,833
		93,990,859

	Total Common Stocks - 99.9%
	(Cost $235,108,393)	303,696,542

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 0.8%
2,369,386	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)	$2,369,386
	(Cost $2,369,386)

	Total Investments - 100.7%
	(Cost $237,477,779)	306,065,928
	Liabilities in excess of Other Assets - (0.7%)	(2,161,841)
	Net Assets - 100.0%	$ 303,904,087

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a) Security, or portion thereof, was on loan at November 30, 2013.
(b) Non-income producing security.
(c)
At November 30, 2013, the total market value of the Fund's securities on loan was $5,477,504 and the total market value of the collateral held by the Fund was $5,591,800, consisting of cash collateral of $2,369,386 and U.S. Government and Agency securities valued at $3,222,414.

(d) Interest rate shown reflects yield as of November 30, 2013.

See previously submitted notes to financial statements for the period ended August 31, 2013.

Sector Classification	% of Long-Term Investments
Industrial	58.5%
Utilities	37.4%
Basic Materials	4.1%

Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

At November 30, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 240,545,580	$ 74,186,123	$ (8,665,775)	$ 65,520,348

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures. The Fund did not have any Level 3 securities at November 30, 2013.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of November 30, 2013.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$303,697	$-	$-	$303,697
Investments of Collateral for Securities Loaned	2,369	-	-	2,369
Total	$306,066	$-	$-	$306,066

During the three months ended November 30, 2013, there were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	January 29, 2014

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 29, 2014